Consolidated Statements of Changes in Equity - USD ($) $ in Millions	Total		Share capital	Capital reserve	Share premium	Statutory reserve	Share-based compensation reserves	Currency translation reserve	Retained earnings
Beginning balance at Dec. 31, 2016	$ 5,007		$ 81	$ 87	$ 1,411	$ 6	$ 89	$ 6	$ 3,327
(Loss) Profit for the period	1,603	[1]							1,603
Other comprehensive income (expense) for the period	(22)							(22)
Total comprehensive (expense) income	1,581							(22)	1,603
Exercise of share options	12				12
Conversion of equity awards to liability awards	(5)						(5)
Transfer to share premium upon exercise of share options					5		(5)
Forfeiture of share options							(3)		3
Share-based compensation of the Company	12						12
Dividends to equity holders of the Company	(2,069)								(2,069)
Ending balance at Dec. 31, 2017	4,538		81	87	1,428	6	88	(16)	2,864
Ending balance at Jan. 01, 2018	4,562		81	87	1,428	6	88	(16)	2,888
Changes on initial application of IFRS 9	24								24
Beginning balance at Dec. 31, 2017	4,538		81	87	1,428	6	88	(16)	2,864
(Loss) Profit for the period	1,875								1,875
Other comprehensive income (expense) for the period	(12)							(12)
Total comprehensive (expense) income	1,863							(12)	1,875
Exercise of share options	23				23
Transfer to share premium upon exercise of share options					6		(6)
Forfeiture of share options							(4)		4
Share-based compensation of the Company	14						14
Dividends to equity holders of the Company	(2,053)								(2,053)
Ending balance at Dec. 31, 2018	4,409		81	87	1,457	6	92	(28)	2,714
(Loss) Profit for the period	1,067								1,067
Other comprehensive income (expense) for the period	4							4
Total comprehensive (expense) income	1,071							4	1,067
Exercise of share options	23				23
Transfer to share premium upon exercise of share options					4		(4)
Forfeiture of share options							(1)		1
Share-based compensation of the Company	7						7
Dividends to equity holders of the Company	(2,054)								(2,054)
Ending balance at Jun. 30, 2019	3,456		81	87	1,484	6	94	(24)	1,728
Beginning balance at Dec. 31, 2018	4,409		81	87	1,457	6	92	(28)	2,714
(Loss) Profit for the period	2,033								2,033
Other comprehensive income (expense) for the period	16							16
Total comprehensive (expense) income	2,049							16	2,033
Exercise of share options	28				28
Transfer to share premium upon exercise of share options					6		(6)
Forfeiture of share options							(3)		3
Share-based compensation of the Company	14						14
Dividends to equity holders of the Company	(2,054)								(2,054)
Ending balance at Dec. 31, 2019	4,446		81	87	1,491	6	97	(12)	2,696
(Loss) Profit for the period	(716)								(716)
Other comprehensive income (expense) for the period	15							15
Total comprehensive (expense) income	(701)							15	(716)
Exercise of share options	2				2
Transfer to share premium upon exercise of share options					1		(1)
Forfeiture of share options							(3)		3
Share-based compensation of the Company	7						7
Dividends to equity holders of the Company	(1,025)								(1,025)
Ending balance at Jun. 30, 2020	$ 2,729		$ 81	$ 87	$ 1,494	$ 6	$ 100	$ 3	$ 958

[1]	Note: Presentation for the year ended December 31, 2017 has been restated to reflect the adoption of IFRS 15 in 2018 as disclosed in Note 2.